LONG-TERM DEBT - Summary of long-term debt (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 CAD ($) tranche	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
LONG-TERM DEBT
Long-term debt, before adjustments	$ 7,645.3			$ 5,356.6
Change in fair value related to hedged interest rate risk	(2.2)			(5.6)
Financing costs, net of amortization	(33.2)			(32.7)
Total financing costs net of amortization and changing in fair value related to hedge interest rate risk.	(35.4)			(38.3)
Total	7,609.9			5,318.3		$ 5,380.1
Less current portion	(1,480.6)
Total long-term debt	$ 6,129.3	$ 4,484.5		5,318.3	$ 2,298.5
Fair value of related hedging derivative assets (liabilities), net		$ 106.9			$ 196.1
Bank credit facility
LONG-TERM DEBT
Interest rate	6.89%	6.89%
Long-term debt, before adjustments	$ 2,419.0			77.5
Pledged assets	10,461.6			8,729.9
Secured revolving credit facility matures in July 2026
LONG-TERM DEBT
Principal amount	2,000.0			1,500.0
Borrowings	361.0			77.5
Secured term credit facility
LONG-TERM DEBT
Principal amount			$ 2,100.0
Number of tranches for credit facility amount | tranche			3
Borrowings	2,058.0
New Unsecured On-Demand Credit Facilities
LONG-TERM DEBT
Borrowings	290.9
Senior Notes
LONG-TERM DEBT
Long-term debt, before adjustments	$ 5,226.3			$ 5,279.1
Senior Notes | Bottom of range
LONG-TERM DEBT
Redemption period	3 years
Senior Notes | Top of range
LONG-TERM DEBT
Redemption period	5 years